Convertible Debentures - First and final tranche (Details) - CAD ($) $ / shares in Units, $ in Thousands	Jul. 24, 2020	Dec. 13, 2018	Nov. 28, 2018	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Warrants exercise price				$ 5.61	$ 2.58	$ 2.60
Equity component				$ 717	$ 717
Outstanding debt				$ 12,644	$ 12,257
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debentures		$ 11,330
Maturity period	3 years		2 years
Interest rate	8.50%		8.50%
Outstanding debt	$ 10,808
Unsecured convertible debentures | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price			$ 0.75
Unsecured convertible debentures | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price			$ 11.25